Plan's Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - Savings and Investment Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Interest in Master Trust	0.60%	0.60%
Investments measured at net asset value	$ 10,463,937	$ 8,395,375
Receivables	11,632	8,213
Total assets	17,193,132	16,170,661
Net assets available for benefits	17,193,132	16,170,661
Master Trust
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	909,279,687	987,714,838
Investments measured at net asset value	1,676,783,335	1,406,967,616,000
Investments at contract value	164,508,429	179,398,082
Total investments	2,750,571,451	1,408,134,728,920
Receivables	529,994	991,519
Total assets	2,751,101,445	1,408,135,720,439
Payables	918,046	742,036
Net assets available for benefits	2,750,183,399	1,408,134,978,403
Master Trust | Colgate-Palmolive Company Common Stock
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	289,835,008	333,606,427
Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	350,941,575	391,970,992
Master Trust | Cash reserve funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	10,381,752	9,090,104
Master Trust | Separately managed account
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	258,121,352	253,047,315
Plan’s Interest in Master Trust
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	6,542,904	7,557,614,000
Investments measured at net asset value	10,463,937	8,395,375,000
Investments at contract value	178,222	210,313,000
Total investments	17,185,063	16,163,302,000
Receivables	799	1,734,000
Total assets	17,185,862	16,165,036,000
Payables	4,362	2,588,000
Net assets available for benefits	17,181,500	16,162,448,000
Plan’s Interest in Master Trust | Colgate-Palmolive Company Common Stock
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	6,097,123	7,041,194,000
Plan’s Interest in Master Trust | Mutual funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	434,535	411,689,000
Plan’s Interest in Master Trust | Cash reserve funds
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	11,246	104,731,000
Plan’s Interest in Master Trust | Separately managed account
EBP, Master Trust [Line Items]
Investments in the fair value hierarchy	$ 0	$ 0